Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants are not made by the Company if it is determined by the Insider Trading Officer that its officers and directors are likely to be in possession of any material nonpublic information. Other than described above, the Company does not take into account material nonpublic information to determine the timing or terms of any such equity grant, and the Company has not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.

Award Timing Method	Grants are not made by the Company if it is determined by the Insider Trading Officer that its officers and directors are likely to be in possession of any material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Other than described above, the Company does not take into account material nonpublic information to determine the timing or terms of any such equity grant, and the Company has not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false